Cash and Cash Equivalents - Summary of Detailed Information about Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 4,619	€ 3,725				€ 3,720
Short-term deposits	2,518	2,524				2,544
Money market investments	5,116	2,493				4,496
Short-term collateral	11	2				7
At December 31	€ 12,263	€ 8,744	[1]	€ 10,768		€ 10,768

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.